UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-21611

Name of Fund: S&P 500(R) GEARED(SM) Fund Inc. (GRE)

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Mitchell M. Cox, Chief Executive
      Officer, S&P 500(R) GEARED(SM) Fund Inc., 4 World Financial Center, 6th Floor, New York, New York 10080.

Registrant's telephone number, including area code: (877) 449-4742

Date of fiscal year end: 12/31/2007

Date of reporting period: 01/01/2007 - 12/31/2007

Item 1 - Report to Stockholders

S&P 500(R) GEARED(SM) Fund Inc.

Annual Report
December 31, 2007

[LOGO] IQ INVESTMENT                            BLACKROCK
           ADVISORS

S&P 500(R) GEARED(SM) Fund Inc.

Portfolio Information as of December 31, 2007

                                                                      Percent of
Ten Largest Equity Holdings                                           Net Assets
--------------------------------------------------------------------------------
Exxon Mobil Corp. ...................................................    3.8%
General Electric Co. ................................................    2.8
Microsoft Corp. .....................................................    2.1
AT&T Inc. ...........................................................    1.9
The Procter & Gamble Co. ............................................    1.7
Chevron Corp. .......................................................    1.5
Johnson & Johnson ...................................................    1.4
Bank of America Corp. ...............................................    1.4
Apple Computer, Inc. ................................................    1.3
Cisco Systems, Inc. .................................................    1.2
--------------------------------------------------------------------------------

                                                                      Percent of
Five Largest Industries                                               Net Assets
--------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels .........................................    9.6%
Pharmaceuticals .....................................................    6.0
Computers & Peripherals .............................................    4.3
Diversified Financial Services ......................................    4.2
Insurance ...........................................................    4.1
--------------------------------------------------------------------------------

                                                                      Percent of
S&P 500(R) Index Sector Weightings                        Long-Term Investments*
--------------------------------------------------------------------------------
Financials .........................................................    17.5%
Information Technology .............................................    16.9
Energy .............................................................    12.7
Health Care ........................................................    11.9
Industrials ........................................................    11.7
Consumer Staples ...................................................    10.3
Consumer Discretionary .............................................     8.4
Utilities ..........................................................     3.7
Telecommunication Services .........................................     3.6
Materials ..........................................................     3.3
--------------------------------------------------------------------------------
*     Excludes portfolio holdings in options purchased.
      For Fund portfolio compliance purposes, the Fund's industry and sector classifications refer to any one or more of the industry and sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry and sector sub-classifications for reporting ease.

S&P 500 and Standard & Poor's 500 are registered trademarks of the McGraw-Hill Companies. GEARED and Geared-Equity Accelerated Return are service marks of Merrill Lynch & Co., Inc.


2          S&P 500(R) GEARED(SM) FUND INC.          DECEMBER 31, 2007

A Summary From Your Fund's Portfolio Managers

      We are pleased to provide you with this shareholder report for S&P 500(R) GEARED(SM) Fund Inc. While the Fund is advised by IQ Investment Advisors LLC, the following is provided by BlackRock Investment Management, LLC, the Fund's subadviser.

The investment objective of S&P 500(R) GEARED(SM) Fund Inc. (the "Fund") is to provide total returns, exclusive of fees and expenses, linked to the annual performance of the S&P 500(R) Composite Stock Price Index (the "Index"). When the Index has negative returns for an annual period, the Fund seeks to provide annual price returns that track the performance of the Index on a one-for-one basis over the annual period. Where the performance of the Index is positive for an annual period, the Fund seeks to deliver a "geared" return equal to approximately three times the annual price returns of the Index up to a maximum index participation level. There is no assurance that the Fund will meet its investment objectives.

For the annual period ended December 31, 2007, the Fund had a total investment return as set forth in the table below, based on the change per share in net asset value of $19.63 to $18.47. For the same period, the Fund's unmanaged reference index, the S&P 500 Index, had a total return as shown below. All of the Fund and index information presented includes the reinvestment of any dividends or distributions. Distribution information may be found in the Notes to Financial Statements, Note 5.

--------------------------------------------------------------------------------
                                                       S&P 500
Period                                  Fund*           Index**       Difference
--------------------------------------------------------------------------------
Fiscal year ended
December 31, 2007                       8.76%            5.49%           3.27%
--------------------------------------------------------------------------------
Since inception
(November 1, 2004)                     44.39%           37.84%           6.55%
--------------------------------------------------------------------------------
*     Fund performance information is net of expenses.
**    The reference index has no expenses associated with performance.

For more detail with regard to the Fund's total investment return based on a change in the per share market value of the Fund's Common Stock (as measured by the trading price of the Fund's shares on the New York Stock Exchange), please refer to the Financial Highlights section of this report.

As a closed-end fund, the Fund's shares may trade in the secondary market at a premium or discount to the Fund's net asset value. As a result, total investment returns based on changes in the market value of the Fund's Common Stock can vary significantly from total investment returns based on changes in the Fund's net asset value.

Jonathan A. Clark
Portfolio Manager

Debra L. Jelilian
Portfolio Manager

Jeffrey L. Russo, CFA
Portfolio Manager

January 15, 2008


          S&P 500(R) GEARED(SM) FUND INC.          DECEMBER 31, 2007          3

Schedule of Investments as of December 31, 2007

                                                                Shares
Industry        Common Stocks                                     Held           Value
========================================================================================
Aerospace & Defense -- 2.7%
                Boeing Co.                                       3,900       $   341,094
                General Dynamics Corp.                           2,100           186,879
                Goodrich Corp.                                     600            42,366
                Honeywell International, Inc.                    3,800           233,966
                L-3 Communications Holdings, Inc.                  678            71,827
                Lockheed Martin Corp.                            1,800           189,468
                Northrop Grumman Corp.                           1,700           133,688
                Precision Castparts Corp.                          700            97,090
                Raytheon Co.                                     2,200           133,540
                Rockwell Collins, Inc.                             800            57,576
                United Technologies Corp.                        5,000           382,700
                                                                             -----------
                                                                               1,870,194
----------------------------------------------------------------------------------------
Air Freight & Logistics -- 0.9%
                C.H. Robinson Worldwide, Inc.                      900            48,708
                Expeditors International Washington, Inc.        1,100            49,148
                FedEx Corp.                                      1,500           133,755
                United Parcel Service, Inc. Class B              5,300           374,816
                                                                             -----------
                                                                                 606,427
----------------------------------------------------------------------------------------
Airlines -- 0.1%
                Southwest Airlines Co.                           3,800            46,360
----------------------------------------------------------------------------------------
Auto Components -- 0.2%
                The Goodyear Tire & Rubber Co. (a)               1,100            31,042
                Johnson Controls, Inc.                           3,000           108,120
                                                                             -----------
                                                                                 139,162
----------------------------------------------------------------------------------------
Automobiles -- 0.3%
                Ford Motor Co. (a)                              10,900            73,357
                General Motors Corp.                             2,900            72,181
                Harley-Davidson, Inc.                            1,300            60,723
                                                                             -----------
                                                                                 206,261
----------------------------------------------------------------------------------------
Beverages -- 2.3%
                Anheuser-Busch Cos., Inc.                        3,800           198,892
                Brown-Forman Corp. Class B                         400            29,644
                The Coca-Cola Co.                               10,100           619,837
                Coca-Cola Enterprises, Inc.                      1,400            36,442
                Constellation Brands, Inc. Class A (a)           1,000            23,640
                Molson Coors Brewing Co. Class B                   700            36,134
                Pepsi Bottling Group, Inc.                         700            27,622
                PepsiCo, Inc.                                    8,200           622,380
                                                                             -----------
                                                                               1,594,591
----------------------------------------------------------------------------------------
Biotechnology -- 1.1%
                Amgen, Inc. (a)                                  5,500           255,420
                Biogen Idec, Inc. (a)                            1,500            85,380
                Celgene Corp. (a)                                1,900            87,799
                Genzyme Corp. (a)                                1,300            96,772
                Gilead Sciences, Inc. (a)                        4,700           216,247
                                                                             -----------
                                                                                 741,618
----------------------------------------------------------------------------------------
Building Products -- 0.1%
                Masco Corp.                                      1,900            41,059
                Trane, Inc.                                        900            42,039
                                                                             -----------
                                                                                  83,098
----------------------------------------------------------------------------------------
Capital Markets -- 3.2%
                American Capital Strategies Ltd.                   900            29,664
                Ameriprise Financial, Inc.                       1,220            67,234
                The Bank of New York Mellon Corp.                5,762           280,955
                The Bear Stearns Cos., Inc.                        600            52,950
                The Charles Schwab Corp.                         4,800           122,640
                E*Trade Financial Corp. (a)                      2,400             8,520
                Federated Investors, Inc. Class B                  400            16,464
                Franklin Resources, Inc.                           800            91,544
                The Goldman Sachs Group, Inc.                    2,040           438,702
                Janus Capital Group, Inc.                          800            26,280
                Legg Mason, Inc.                                   700            51,205
                Lehman Brothers Holdings, Inc.                   2,700           176,688
                Merrill Lynch & Co., Inc. (b)                    4,400           236,192
                Morgan Stanley                                   5,400           286,794
                Northern Trust Corp.                             1,000            76,580
                State Street Corp.                               2,000           162,400
                T. Rowe Price Group, Inc.                        1,300            79,144
                                                                             -----------
                                                                               2,203,956
----------------------------------------------------------------------------------------
Chemicals -- 1.7%
                Air Products & Chemicals, Inc.                   1,100           108,493
                Ashland, Inc.                                      300            14,229
                The Dow Chemical Co.                             4,800           189,216
                E.I. du Pont de Nemours & Co.                    4,700           207,223
                Eastman Chemical Co.                               400            24,436
                Ecolab, Inc.                                       900            46,089
                Hercules, Inc.                                     600            11,610
                International Flavors & Fragrances, Inc.           400            19,252
                Monsanto Co.                                     2,800           312,732
                PPG Industries, Inc.                               800            56,184
                Praxair, Inc.                                    1,600           141,936
                Rohm & Haas Co.                                    600            31,842
                Sigma-Aldrich Corp.                                700            38,220
                                                                             -----------
                                                                               1,201,462
----------------------------------------------------------------------------------------
Commercial Banks --2.8%
                BB&T Corp.                                       2,800            85,876
                Comerica, Inc.                                     800            34,824
                Commerce Bancorp, Inc.                           1,000            38,140
                Fifth Third Bancorp                              2,700            67,851
                First Horizon National Corp.                       600            10,890
                Huntington Bancshares, Inc.                      1,800            26,568
                KeyCorp                                          2,000            46,900
                M&T Bank Corp.                                     400            32,628
                Marshall & Ilsley Corp.                          1,599            42,342
                National City Corp.                              3,200            52,672
                The PNC Financial Services Group, Inc.           1,800           118,170
                Regions Financial Corp.                          3,575            84,549
                SunTrust Banks, Inc.                             1,800           112,482
                U.S. Bancorp                                     8,700           276,138
                Wachovia Corp.                                  10,012           380,756
                Wells Fargo & Co.                               17,200           519,268
                Zions Bancorporation                               500            23,345
                                                                             -----------
                                                                               1,953,399
----------------------------------------------------------------------------------------
Commercial Services & Supplies -- 0.4%
                Allied Waste Industries, Inc. (a)                1,500            16,530
                Avery Dennison Corp.                               500            26,570
                Cintas Corp.                                       700            23,534
                Equifax, Inc.                                      700            25,452
                Monster Worldwide, Inc. (a)                        700            22,680
                Pitney Bowes, Inc.                               1,100            41,844
                R.R. Donnelley & Sons Co.                        1,100            41,514
                Robert Half International, Inc.                    800            21,632
                Waste Management, Inc.                           2,600            84,942
                                                                             -----------
                                                                                 304,698
----------------------------------------------------------------------------------------


4          S&P 500(R) GEARED(SM) FUND INC.          DECEMBER 31, 2007

                                                                Shares
Industry        Common Stocks                                     Held           Value
========================================================================================
Communications Equipment -- 2.4%
                Ciena Corp. (a)                                    428       $    14,599
                Cisco Systems, Inc. (a)                         30,900           836,463
                Corning, Inc.                                    8,000           191,920
                JDS Uniphase Corp. (a)                           1,050            13,965
                Juniper Networks, Inc. (a)                       2,600            86,320
                Motorola, Inc.                                  11,700           187,668
                QUALCOMM, Inc.                                   8,400           330,540
                Tellabs, Inc. (a)                                2,200            14,388
                                                                             -----------
                                                                               1,675,863
----------------------------------------------------------------------------------------
Computers & Peripherals -- 4.3%
                Apple Computer, Inc. (a)                         4,500           891,360
                Dell, Inc. (a)                                  11,400           279,414
                EMC Corp.                                       10,600           196,418
                Hewlett-Packard Co.                             13,100           661,288
                International Business Machines Corp.            7,000           756,700
                Lexmark International, Inc. Class A (a)            500            17,430
                Network Appliance, Inc. (a)                      1,800            44,928
                QLogic Corp. (a)                                   700             9,940
                SanDisk Corp. (a)                                1,200            39,804
                Sun Microsystems, Inc. (a)                       4,400            79,772
                Teradata Corp. (a)                                 900            24,669
                                                                             -----------
                                                                               3,001,723
----------------------------------------------------------------------------------------
Construction & Engineering -- 0.2%
                Fluor Corp.                                        400            58,288
                Jacobs Engineering Group, Inc. (a)                 600            57,366
                                                                             -----------
                                                                                 115,654
----------------------------------------------------------------------------------------
Construction Materials -- 0.1%
                Vulcan Materials Co.                               500            39,545
----------------------------------------------------------------------------------------
Consumer Finance -- 0.7%
                American Express Co.                             6,000           312,120
                Capital One Financial Corp.                      2,000            94,520
                Discover Financial Services                      2,400            36,192
                SLM Corp.                                        2,100            42,294
                                                                             -----------
                                                                                 485,126
----------------------------------------------------------------------------------------
Containers & Packaging -- 0.1%
                Ball Corp.                                         500            22,500
                Bemis Co.                                          500            13,690
                Pactiv Corp. (a)                                   700            18,641
                Sealed Air Corp.                                   800            18,512
                Temple-Inland, Inc.                                500            10,425
                                                                             -----------
                                                                                  83,768
----------------------------------------------------------------------------------------
Distributors -- 0.1%
                Genuine Parts Co.                                  900            41,670
----------------------------------------------------------------------------------------
Diversified Consumer Services -- 0.1%
                Apollo Group, Inc. Class A (a)                     700            49,105
                H&R Block, Inc.                                  1,600            29,712
                                                                             -----------
                                                                                  78,817
----------------------------------------------------------------------------------------
Diversified Financial Services -- 4.2%
                Bank of America Corp.                           22,559           930,784
                CIT Group, Inc.                                  1,000            24,030
                CME Group, Inc.                                    275           188,650
                Citigroup, Inc.                                 25,400           747,776
                Guaranty Financial Group, Inc. (a)                 167             2,667
                IntercontinentalExchange, Inc. (a)                 400            77,000
                JPMorgan Chase & Co.                            17,100           746,415
                Leucadia National Corp.                            800            37,680
                Moody's Corp.                                    1,100            39,270
                NYSE Euronext                                    1,300           114,101
                                                                             -----------
                                                                               2,908,373
----------------------------------------------------------------------------------------
Diversified Telecommunication Services -- 3.0%
                AT&T Inc. (c)                                   30,901         1,284,246
                CenturyTel, Inc.                                   600            24,876
                Citizens Communications Co.                      1,700            21,641
                Embarq Corp.                                       782            38,732
                Qwest Communications International Inc.          8,200            57,482
                Verizon Communications, Inc.                    14,700           642,243
                Windstream Corp.                                 2,408            31,352
                                                                             -----------
                                                                               2,100,572
----------------------------------------------------------------------------------------
Electric Utilities -- 2.0%
                Allegheny Energy, Inc.                             800            50,888
                American Electric Power Co., Inc.                2,000            93,120
                Duke Energy Corp.                                6,364           128,362
                Edison International                             1,600            85,392
                Entergy Corp.                                    1,000           119,520
                Exelon Corp.                                     3,400           277,576
                FPL Group, Inc.                                  2,100           142,338
                FirstEnergy Corp.                                1,500           108,510
                PPL Corp.                                        1,900            98,971
                Pepco Holdings, Inc.                             1,100            32,263
                Pinnacle West Capital Corp.                        500            21,205
                Progress Energy, Inc.                            1,300            62,959
                The Southern Co.                                 3,800           147,250
                                                                             -----------
                                                                               1,368,354
----------------------------------------------------------------------------------------
Electrical Equipment -- 0.5%
                Cooper Industries Ltd. Class A                     900            47,592
                Emerson Electric Co.                             4,000           226,640
                Rockwell Automation, Inc.                          800            55,168
                                                                             -----------
                                                                                 329,400
----------------------------------------------------------------------------------------
Electronic Equipment & Instruments -- 0.3%
                Agilent Technologies, Inc. (a)                   1,919            70,504
                Jabil Circuit, Inc.                              1,000            15,270
                Molex, Inc.                                        700            19,110
                Tyco Electronics Ltd.                            2,500            92,825
                                                                             -----------
                                                                                 197,709
----------------------------------------------------------------------------------------
Energy Equipment & Services -- 2.4%
                BJ Services Co.                                  1,500            36,390
                Baker Hughes, Inc.                               1,600           129,760
                ENSCO International, Inc.                          700            41,734
                Halliburton Co.                                  4,500           170,595
                Nabors Industries Ltd. (a)                       1,400            38,346
                National Oilwell Varco, Inc. (a)                 1,814           133,256
                Noble Corp.                                      1,400            79,114
                Rowan Cos., Inc.                                   500            19,730
                Schlumberger Ltd.                                6,100           600,057
                Smith International, Inc.                        1,000            73,850
                Transocean, Inc. (a)                             1,578           225,891
                Weatherford International Ltd. (a)               1,700           116,620
                                                                             -----------
                                                                               1,665,343
----------------------------------------------------------------------------------------


          S&P 500(R) GEARED(SM) FUND INC.          DECEMBER 31, 2007          5

                                                                Shares
Industry        Common Stocks                                     Held           Value
========================================================================================
Food & Staples Retailing -- 2.2%
                CVS/Caremark Corp.                               7,475       $   297,131
                Costco Wholesale Corp.                           2,200           153,472
                The Kroger Co.                                   3,600            96,156
                SUPERVALU INC.                                   1,046            39,246
                SYSCO Corp.                                      3,100            96,751
                Safeway, Inc.                                    2,200            75,262
                Wal-Mart Stores, Inc.                           12,000           570,360
                Walgreen Co.                                     5,000           190,400
                Whole Foods Market, Inc.                           700            28,560
                                                                             -----------
                                                                               1,547,338
----------------------------------------------------------------------------------------
Food Products -- 1.4%
                Archer-Daniels-Midland Co.                       3,300           153,219
                Campbell Soup Co.                                1,100            39,303
                ConAgra Foods, Inc.                              2,500            59,475
                Dean Foods Co.                                     700            18,102
                General Mills, Inc.                              1,700            96,900
                H.J. Heinz Co.                                   1,600            74,688
                The Hershey Co.                                    900            35,460
                Kellogg Co.                                      1,300            68,159
                Kraft Foods, Inc.                                7,735           252,393
                McCormick & Co., Inc.                              700            26,537
                Sara Lee Corp.                                   3,700            59,422
                Tyson Foods, Inc. Class A                        1,400            21,462
                Wm. Wrigley Jr. Co.                              1,125            65,869
                                                                             -----------
                                                                                 970,989
----------------------------------------------------------------------------------------
Gas Utilities -- 0.2%
                Nicor, Inc.                                        200             8,470
                Questar Corp.                                      900            48,690
                Spectra Energy Corp.                             3,182            82,159
                                                                             -----------
                                                                                 139,319
----------------------------------------------------------------------------------------
Health Care Equipment & Supplies -- 1.6%
                Baxter International, Inc.                       3,300           191,565
                Becton Dickinson & Co.                           1,200           100,296
                Boston Scientific Corp. (a)                      6,771            78,747
                C.R. Bard, Inc.                                    500            47,400
                Covidien Ltd.                                    2,500           110,725
                Hospira, Inc. (a)                                  800            34,112
                Medtronic, Inc.                                  5,800           291,566
                St. Jude Medical, Inc. (a)                       1,700            69,088
                Stryker Corp.                                    1,200            89,664
                Varian Medical Systems, Inc. (a)                   600            31,296
                Zimmer Holdings, Inc. (a)                        1,200            79,380
                                                                             -----------
                                                                               1,123,839
----------------------------------------------------------------------------------------
Health Care Providers & Services -- 2.3%
                Aetna, Inc.                                      2,600           150,098
                AmerisourceBergen Corp.                            900            40,383
                Cardinal Health, Inc.                            1,800           103,950
                Cigna Corp.                                      1,400            75,222
                Coventry Health Care, Inc. (a)                     750            44,438
                Express Scripts, Inc. (a)                        1,300            94,900
                Humana, Inc. (a)                                   900            67,779
                Laboratory Corp. of America Holdings (a)           600            45,318
                McKesson Corp.                                   1,500            98,265
                Medco Health Solutions, Inc. (a)                 1,400           141,960
                Patterson Cos., Inc. (a)                           700            23,765
                Quest Diagnostics, Inc.                            800            42,320
                Tenet Healthcare Corp. (a)                       2,500            12,700
                UnitedHealth Group, Inc.                         6,600           384,120
                WellPoint, Inc. (a)                              2,900           254,417
                                                                             -----------
                                                                               1,579,635
----------------------------------------------------------------------------------------
Health Care Technology -- 0.0%
                IMS Health, Inc.                                 1,000            23,040
----------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure -- 1.4%
                Carnival Corp.                                   2,200            97,878
                Darden Restaurants, Inc.                           700            19,397
                Harrah's Entertainment, Inc.                       900            79,875
                International Game Technology                    1,700            74,681
                Marriott International, Inc. Class A             1,600            54,688
                McDonald's Corp.                                 6,000           353,460
                Starbucks Corp. (a)                              3,600            73,692
                Starwood Hotels & Resorts Worldwide, Inc.        1,100            48,433
                Wendy's International, Inc.                        400            10,336
                Wyndham Worldwide Corp.                            860            20,262
                Yum! Brands, Inc.                                2,600            99,502
                                                                             -----------
                                                                                 932,204
----------------------------------------------------------------------------------------
Household Durables -- 0.4%
                Black & Decker Corp.                               300            20,895
                Centex Corp.                                       600            15,156
                D.R. Horton, Inc.                                1,400            18,438
                Fortune Brands, Inc.                               800            57,888
                Harman International Industries, Inc.              300            22,113
                KB Home                                            400             8,640
                Leggett & Platt, Inc.                              900            15,696
                Lennar Corp. Class A                               697            12,469
                Newell Rubbermaid, Inc.                          1,400            36,232
                Pulte Homes, Inc.                                1,100            11,594
                Snap-On, Inc.                                      300            14,472
                The Stanley Works                                  400            19,392
                Whirlpool Corp.                                    407            33,223
                                                                             -----------
                                                                                 286,208
----------------------------------------------------------------------------------------
Household Products -- 2.3%
                Clorox Co.                                         700            45,619
                Colgate-Palmolive Co.                            2,600           202,696
                Kimberly-Clark Corp.                             2,100           145,614
                The Procter & Gamble Co.                        15,802         1,160,183
                                                                             -----------
                                                                               1,554,112
----------------------------------------------------------------------------------------
IT Services -- 0.8%
                Affiliated Computer Services, Inc. Class A (a)     600            27,060
                Automatic Data Processing, Inc.                  2,700           120,231
                Cognizant Technology Solutions Corp. (a)         1,500            50,910
                Computer Sciences Corp. (a)                        900            44,523
                Convergys Corp. (a)                                700            11,522
                Electronic Data Systems Corp.                    2,600            53,898
                Fidelity National Information Services, Inc.       900            37,431
                Fiserv, Inc. (a)                                   800            44,392
                Paychex, Inc.                                    1,700            61,574
                Total System Services, Inc.                      1,000            28,000
                Unisys Corp. (a)                                 1,900             8,987
                The Western Union Co.                            3,900            94,692
                                                                             -----------
                                                                                 583,220
----------------------------------------------------------------------------------------
Independent Power Producers &
Energy Traders -- 0.3%
                The AES Corp. (a)                                3,400            72,726
                Constellation Energy Group, Inc.                   900            92,277
                Dynegy, Inc. Class A (a)                         2,500            17,850
                                                                             -----------
                                                                                 182,853
----------------------------------------------------------------------------------------


6          S&P 500(R) GEARED(SM) FUND INC.          DECEMBER 31, 2007

                                                                Shares
Industry        Common Stocks                                     Held           Value
========================================================================================
Industrial Conglomerates -- 3.5%
                3M Co.                                           3,600       $   303,552
                General Electric Co.                            51,400         1,905,398
                Textron, Inc.                                    1,300            92,690
                Tyco International Ltd.                          2,500            99,125
                                                                             -----------
                                                                               2,400,765
----------------------------------------------------------------------------------------
Insurance -- 4.1%
                ACE Ltd.                                         1,700           105,026
                AMBAC Financial Group, Inc.                        500            12,885
                AON Corp.                                        1,500            71,535
                Aflac, Inc.                                      2,500           156,575
                The Allstate Corp.                               2,800           146,244
                American International Group, Inc.              12,900           752,070
                Assurant, Inc.                                     500            33,450
                Chubb Corp.                                      2,000           109,160
                Cincinnati Financial Corp.                         890            35,191
                Genworth Financial, Inc. Class A                 2,200            55,990
                Hartford Financial Services Group, Inc.          1,600           139,504
                Lincoln National Corp.                           1,368            79,645
                Loews Corp.                                      2,200           110,748
                MBIA, Inc.                                         600            11,178
                Marsh & McLennan Cos., Inc.                      2,700            71,469
                MetLife, Inc.                                    3,800           234,156
                Principal Financial Group, Inc.                  1,300            89,492
                The Progressive Corp.                            3,700            70,892
                Prudential Financial, Inc.                       2,300           213,992
                Safeco Corp.                                       500            27,840
                Torchmark Corp.                                    500            30,265
                The Travelers Cos., Inc.                         3,300           177,540
                UnumProvident Corp.                              1,800            42,822
                XL Capital Ltd. Class A                            900            45,279
                                                                             -----------
                                                                               2,822,948
----------------------------------------------------------------------------------------
Internet & Catalog Retail -- 0.3%
                Amazon.com, Inc. (a)                             1,500           138,960
                Expedia, Inc. (a)                                1,100            34,782
                IAC/InterActiveCorp (a)                          1,000            26,920
                                                                             -----------
                                                                                 200,662
----------------------------------------------------------------------------------------
Internet Software & Services -- 1.8%
                Akamai Technologies, Inc. (a)                      800            27,680
                eBay, Inc. (a)                                   5,800           192,502
                Google, Inc. Class A (a)                         1,180           815,946
                VeriSign, Inc. (a)                               1,200            45,132
                Yahoo! Inc. (a)                                  6,800           158,168
                                                                             -----------
                                                                               1,239,428
----------------------------------------------------------------------------------------
Leisure Equipment & Products -- 0.1%
                Brunswick Corp.                                    400             6,820
                Eastman Kodak Co.                                1,500            32,805
                Hasbro, Inc.                                       800            20,464
                Mattel, Inc.                                     2,100            39,984
                                                                             -----------
                                                                                 100,073
----------------------------------------------------------------------------------------
Life Sciences Tools & Services -- 0.3%
                Applera Corp. -- Applied Biosystems Group          900            30,528
                Millipore Corp. (a)                                300            21,954
                PerkinElmer, Inc.                                  600            15,612
                Thermo Fisher Scientific, Inc. (a)               2,200           126,896
                Waters Corp. (a)                                   500            39,535
                                                                             -----------
                                                                                 234,525
----------------------------------------------------------------------------------------
Machinery -- 1.8%
                Caterpillar, Inc.                                3,200           232,192
                Cummins, Inc.                                      500            63,685
                Danaher Corp.                                    1,200           105,288
                Deere & Co.                                      2,200           204,864
                Dover Corp.                                      1,000            46,090
                Eaton Corp.                                        700            67,865
                ITT Corp.                                          900            59,436
                Illinois Tool Works, Inc.                        2,100           112,434
                Ingersoll-Rand Co. Class A                       1,400            65,058
                Manitowoc Co.                                      700            34,181
                PACCAR, Inc.                                     1,850           100,788
                Pall Corp.                                         600            24,192
                Parker Hannifin Corp.                              900            67,779
                Terex Corp. (a)                                    500            32,785
                                                                             -----------
                                                                               1,216,637
----------------------------------------------------------------------------------------
Media -- 2.7%
                CBS Corp. Class B                                3,450            94,013
                Clear Channel Communications, Inc.               2,600            89,752
                Comcast Corp. Class A (a)                       15,750           287,595
                The DIRECTV Group, Inc. (a)                      3,700            85,544
                The E.W. Scripps Co. Class A                       500            22,505
                Gannett Co., Inc.                                1,200            46,800
                Interpublic Group of Cos., Inc. (a)              2,400            19,464
                The McGraw-Hill Cos., Inc.                       1,700            74,477
                Meredith Corp.                                     200            10,996
                The New York Times Co. Class A                     600            10,518
                News Corp. Class A                              11,700           239,733
                Omnicom Group Inc.                               1,700            80,801
                Time Warner, Inc.                               18,700           308,737
                Viacom, Inc. Class B (a)                         3,450           151,524
                Walt Disney Co.                                  9,700           313,116
                                                                             -----------
                                                                               1,835,575
----------------------------------------------------------------------------------------
Metals & Mining -- 1.0%
                Alcoa, Inc.                                      4,400           160,820
                Allegheny Technologies, Inc.                       500            43,200
                Freeport-McMoRan Copper & Gold, Inc.
                Class B                                          1,937           198,426
                Newmont Mining Corp.                             2,300           112,309
                Nucor Corp.                                      1,500            88,830
                Titanium Metals Corp.                              400            10,580
                United States Steel Corp.                          600            72,546
                                                                             -----------
                                                                                 686,711
----------------------------------------------------------------------------------------
Multi-Utilities -- 1.1%
                Ameren Corp.                                     1,000            54,210
                CMS Energy Corp.                                 1,100            19,118
                CenterPoint Energy, Inc.                         1,600            27,408
                Consolidated Edison, Inc.                        1,400            68,390
                DTE Energy Co.                                     900            39,564
                Dominion Resources, Inc.                         3,000           142,350
                Integrys Energy Group, Inc.                        365            18,867
                NiSource, Inc.                                   1,400            26,446
                PG&E Corp.                                       1,800            77,562
                Public Service Enterprise Group, Inc.            1,300           127,712
                Sempra Energy                                    1,300            80,444
                TECO Energy, Inc.                                1,100            18,931
                Xcel Energy, Inc.                                2,100            47,397
                                                                             -----------
                                                                                 748,399
----------------------------------------------------------------------------------------


          S&P 500(R) GEARED(SM) FUND INC.          DECEMBER 31, 2007          7

                                                                Shares
Industry        Common Stocks                                     Held           Value
========================================================================================
Multiline Retail -- 0.7%
                Big Lots, Inc. (a)                                 500       $     7,995
                Dillard's, Inc. Class A                            300             5,634
                Family Dollar Stores, Inc.                         700            13,461
                J.C. Penney Co., Inc.                            1,100            48,389
                Kohl's Corp. (a)                                 1,500            68,700
                Macy's, Inc.                                     2,166            56,034
                Nordstrom, Inc.                                  1,000            36,730
                Sears Holdings Corp. (a)                           381            38,881
                Target Corp.                                     4,200           210,000
                                                                             -----------
                                                                                 485,824
----------------------------------------------------------------------------------------
Office Electronics -- 0.1%
                Xerox Corp.                                      4,700            76,093
----------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels --9.6%
                Anadarko Petroleum Corp.                         2,300           151,087
                Apache Corp.                                     1,700           182,818
                Chesapeake Energy Corp.                          2,200            86,240
                Chevron Corp.                                   10,791         1,007,124
                ConocoPhillips                                   8,208           724,766
                Consol Energy, Inc.                                900            64,368
                Devon Energy Corp.                               2,300           204,493
                EOG Resources, Inc.                              1,200           107,100
                El Paso Corp.                                    3,500            60,340
                Exxon Mobil Corp.                               27,800         2,604,582
                Hess Corp.                                       1,400           141,204
                Marathon Oil Corp.                               3,572           217,392
                Murphy Oil Corp.                                 1,000            84,840
                Noble Energy, Inc.                                 900            71,568
                Occidental Petroleum Corp.                       4,200           323,358
                Peabody Energy Corp.                             1,300            80,132
                Range Resources Corp.                              800            41,088
                Sunoco, Inc.                                       600            43,464
                Tesoro Corp.                                       700            33,390
                Valero Energy Corp.                              2,800           196,084
                Williams Cos., Inc.                              3,000           107,340
                XTO Energy, Inc.                                 2,416           124,086
                                                                             -----------
                                                                               6,656,864
----------------------------------------------------------------------------------------
Paper & Forest Products -- 0.3%
                International Paper Co.                          2,200            71,236
                MeadWestvaco Corp.                                 900            28,170
                Weyerhaeuser Co.                                 1,100            81,114
                                                                             -----------
                                                                                 180,520
----------------------------------------------------------------------------------------
Personal Products -- 0.2%
                Avon Products, Inc.                              2,200            86,966
                The Estee Lauder Cos., Inc. Class A                600            26,166
                                                                             -----------
                                                                                 113,132
----------------------------------------------------------------------------------------
Pharmaceuticals --6.0%
                Abbott Laboratories                              7,900           443,585
                Allergan, Inc.                                   1,600           102,784
                Barr Pharmaceuticals, Inc. (a)                     500            26,550
                Bristol-Myers Squibb Co.                        10,100           267,852
                Eli Lilly & Co.                                  5,000           266,950
                Forest Laboratories, Inc. (a)                    1,600            58,320
                Johnson & Johnson                               14,600           973,820
                King Pharmaceuticals, Inc. (a)                   1,200            12,288
                Merck & Co., Inc.                               11,100           645,021
                Mylan, Inc.                                      1,500            21,090
                Pfizer, Inc.                                    34,800           791,004
                Schering-Plough Corp.                            8,200           218,448
                Watson Pharmaceuticals, Inc. (a)                   500            13,570
                Wyeth                                            6,800           300,492
                                                                             -----------
                                                                               4,141,774
----------------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs) --0.9%
                Apartment Investment & Management Co.
                Class A                                            500            17,365
                AvalonBay Communities, Inc.                        400            37,656
                Boston Properties, Inc.                            600            55,086
                Developers Diversified Realty Corp.                600            22,974
                Equity Residential                               1,400            51,058
                General Growth Properties, Inc.                  1,200            49,416
                Host Marriott Corp.                              2,600            44,304
                Kimco Realty Corp.                               1,300            47,320
                Plum Creek Timber Co., Inc.                        900            41,436
                ProLogis                                         1,300            82,394
                Public Storage                                     600            44,046
                Simon Property Group, Inc.                       1,100            95,546
                Vornado Realty Trust                               700            61,565
                                                                             -----------
                                                                                 650,166
----------------------------------------------------------------------------------------
Real Estate Management & Development -- 0.0%
                CB Richard Ellis Group, Inc. (a)                 1,000            21,550
                Forestar Real Estate Group, Inc. (a)               167             3,932
                                                                             -----------
                                                                                  25,482
----------------------------------------------------------------------------------------
Road & Rail -- 0.7%
                Burlington Northern Santa Fe Corp.               1,500           124,845
                CSX Corp.                                        2,200            96,756
                Norfolk Southern Corp.                           2,000           100,880
                Ryder System, Inc.                                 300            14,103
                Union Pacific Corp.                              1,300           163,306
                                                                             -----------
                                                                                 499,890
----------------------------------------------------------------------------------------
Semiconductors & Semiconductor
Equipment -- 2.6%
                Advanced Micro Devices, Inc. (a)                 3,000            22,500
                Altera Corp.                                     1,800            34,776
                Analog Devices, Inc.                             1,600            50,720
                Applied Materials, Inc.                          7,000           124,320
                Broadcom Corp. Class A (a)                       2,350            61,429
                Intel Corp.                                     29,800           794,468
                KLA-Tencor Corp.                                 1,000            48,160
                LSI Logic Corp. (a)                              3,700            19,647
                Linear Technology Corp.                          1,100            35,013
                MEMC Electronic Materials, Inc. (a)              1,100            97,339
                Microchip Technology, Inc.                       1,100            34,562
                Micron Technology, Inc. (a)                      3,800            27,550
                National Semiconductor Corp.                     1,200            27,168
                Novellus Systems, Inc. (a)                         600            16,542
                Nvidia Corp. (a)                                 2,750            93,555
                Teradyne, Inc. (a)                                 800             8,272
                Texas Instruments, Inc.                          7,200           240,480
                Xilinx, Inc.                                     1,500            32,805
                                                                             -----------
                                                                               1,769,306
----------------------------------------------------------------------------------------


8          S&P 500(R) GEARED(SM) FUND INC.          DECEMBER 31, 2007

                                                                Shares
Industry        Common Stocks                                     Held           Value
========================================================================================
Software -- 3.6%
                Adobe Systems, Inc. (a)                          3,000       $   128,190
                Autodesk, Inc. (a)                               1,200            59,712
                BMC Software, Inc. (a)                           1,000            35,640
                CA, Inc.                                         2,000            49,900
                Citrix Systems, Inc. (a)                           900            34,209
                Compuware Corp. (a)                              1,500            13,320
                Electronic Arts, Inc. (a)                        1,600            93,456
                Intuit, Inc. (a)                                 1,700            53,737
                Microsoft Corp.                                 40,900         1,456,040
                Novell, Inc. (a)                                 1,800            12,366
                Oracle Corp. (a)                                20,200           456,116
                Symantec Corp. (a)                               4,683            75,584
                                                                             -----------
                                                                               2,468,270
----------------------------------------------------------------------------------------
Specialty Retail -- 1.4%
                Abercrombie & Fitch Co. Class A                    400            31,988
                AutoNation, Inc. (a)                               705            11,040
                AutoZone, Inc. (a)                                 200            23,982
                Bed Bath & Beyond, Inc. (a)                      1,400            41,146
                Best Buy Co., Inc.                               1,800            94,770
                Circuit City Stores, Inc.                          900             3,780
                GameStop Corp. Class A (a)                         800            49,688
                The Gap, Inc.                                    2,500            53,200
                Home Depot, Inc.                                 8,500           228,990
                Limited Brands, Inc.                             1,600            30,288
                Lowe's Cos., Inc.                                7,300           165,126
                Office Depot, Inc. (a)                           1,400            19,474
                OfficeMax, Inc.                                    400             8,264
                RadioShack Corp.                                   700            11,802
                The Sherwin-Williams Co.                           500            29,020
                Staples, Inc.                                    3,650            84,206
                TJX Cos., Inc.                                   2,200            63,206
                Tiffany & Co.                                      700            32,221
                                                                             -----------
                                                                                 982,191
----------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods -- 0.4%
                Coach, Inc. (a)                                  1,900            58,102
                Jones Apparel Group, Inc.                          500             7,995
                Liz Claiborne, Inc.                                500            10,175
                Nike, Inc. Class B                               2,000           128,480
                Polo Ralph Lauren Corp.                            300            18,537
                VF Corp.                                           400            27,464
                                                                             -----------
                                                                                 250,753
----------------------------------------------------------------------------------------
Thrifts & Mortgage Finance -- 0.7%
                Countrywide Financial Corp.                      2,900            25,926
                Fannie Mae                                       4,900           195,902
                Freddie Mac                                      3,400           115,838
                Hudson City Bancorp, Inc.                        2,700            40,554
                MGIC Investment Corp.                              400             8,972
                Sovereign Bancorp, Inc.                          1,770            20,178
                Washington Mutual, Inc.                          4,461            60,714
                                                                             -----------
                                                                                 468,084
----------------------------------------------------------------------------------------
Tobacco -- 1.3%
                Altria Group, Inc.                              10,700           808,706
                Reynolds American, Inc.                            900            59,364
                UST, Inc.                                          800            43,840
                                                                             -----------
                                                                                 911,910
----------------------------------------------------------------------------------------
Trading Companies & Distributors -- 0.1%
                W.W. Grainger, Inc.                                400            35,008
----------------------------------------------------------------------------------------
Wireless Telecommunication Services -- 0.4%
                American Tower Corp. Class A (a)                 2,100            89,460
                Sprint Nextel Corp.                             14,352           188,442
                                                                             -----------
                                                                                 277,902
----------------------------------------------------------------------------------------
                Total Common Stocks
                (Cost -- $50,933,414) -- 94.8%                                65,444,792
========================================================================================

========================================================================================

                                                                  Face
                Short-Term Securities                           Amount
========================================================================================
Time Deposits -- 7.1%
                State Street Bank & Trust Co., 3.25%
                  due 1/02/2008                             $4,904,855         4,904,855
----------------------------------------------------------------------------------------
                Total Short-Term Securities
                (Cost -- $4,904,855) -- 7.1%                                   4,904,855
========================================================================================

========================================================================================

                                                             Number of
                Options Purchased                            Contracts
========================================================================================
Call Options Purchased
                S&P 500 Index, expiring November 2008
                  at USD 1,502.17, Deutsche Bank AG             59,587         6,856,868
                S&P 500 Index, expiring November 2008
                  at USD 1,502.17, HSBC Securities              33,285         3,751,477
----------------------------------------------------------------------------------------
                Total Options Purchased
                (Premiums Paid -- $14,124,612) -- 15.4%                       10,608,345
========================================================================================
                Total Investments Before Options Written
                (Cost -- $69,962,881*) -- 117.3%                              80,957,992
========================================================================================

========================================================================================

                Options Written
========================================================================================
Call Options Written
                S&P 500 Index, expiring November 2008
                  at USD 1,592.60, Deutsche Bank AG             89,380        (6,423,025)
                S&P 500 Index, expiring November 2008
                  at USD 1,592.30, HSBC Securities              49,928        (3,520,565)
----------------------------------------------------------------------------------------
                Total Options Written (Premiums
                Received -- $14,124,612) -- (14.4%)                           (9,943,590)
========================================================================================
Total Investments, Net of Options Written
(Cost -- $55,838,269) -- 102.9%                                               71,014,402

Liabilities in Excess of Other Assets -- (2.9%)                               (1,988,688)
                                                                             -----------
Net Assets -- 100.0%                                                         $69,025,714
                                                                             ===========


          S&P 500(R) GEARED(SM) FUND INC.          DECEMBER 31, 2007          9

Schedule of Investments (concluded)

* The cost and unrealized appreciation (depreciation) of investments, as of December 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost ..........................................    $ 55,844,340
                                                                   ============
      Gross unrealized appreciation ...........................    $ 28,937,725
      Gross unrealized depreciation ...........................      (3,824,073)
                                                                   ------------
      Net unrealized appreciation .............................    $ 25,113,652
                                                                   ============

(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                       Purchase    Sales    Realized    Dividend
      Affiliate                          Cost      Cost       Gain       Income
      --------------------------------------------------------------------------
      Merrill Lynch & Co., Inc.           --      $37,895    $3,100      $7,105
      --------------------------------------------------------------------------

(c) All or a portion of security held as collateral in connection with open financial futures contracts.
o Financial futures contracts purchased as of December 31, 2007 were as follows:

      --------------------------------------------------------------------------
      Number of                        Expiration      Face         Unrealized
      Contracts         Issue            Date          Value       Depreciation
      --------------------------------------------------------------------------
          8         S&P 500 Index     March 2008    $3,058,031      $(103,631)
      --------------------------------------------------------------------------

o For Fund portfolio compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

      See Notes to Financial Statements.


10          S&P 500(R) GEARED(SM) FUND INC.          DECEMBER 31, 2007

Statement of Assets, Liabilities and Capital

As of December 31, 2007
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Investments in unaffiliated securities, at value
              (identified cost -- $55,600,075) .................................................                      $  70,113,455
            Investments in affiliated securities, at value (identified cost -- $238,194) .......                            236,192
            Options purchased, at value (premiums paid -- $14,124,612) .........................                         10,608,345
            Receivables:
                Dividends ......................................................................    $      95,909
                Securities sold ................................................................           40,927
                Interest .......................................................................              443           137,279
                                                                                                    -------------------------------
            Total assets .......................................................................                         81,095,271
                                                                                                                      -------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
            Collateral on options (including accrued interest of $4,723) .......................                          1,414,723
            Options written, at value (premiums received -- $ 14,124,612) ......................                          9,943,590
            Payables:
                Dividends and distributions to Common Stock shareholders .......................          537,037
                Investment adviser .............................................................           48,906
                Securities purchased ...........................................................           28,850
                Variation margin ...............................................................           16,600           631,393
                                                                                                    -------------
            Accrued expenses ...................................................................                             79,851
                                                                                                                      -------------
            Total liabilities ..................................................................                         12,069,557
                                                                                                                      -------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Net assets .........................................................................                      $  69,025,714
                                                                                                                      =============
===================================================================================================================================
Capital
-----------------------------------------------------------------------------------------------------------------------------------
            Common Stock, par value $.001 per share, 100,000,000 shares authorized .............                      $       3,738
            Paid-in capital in excess of par ...................................................                         63,133,534
            Undistributed investment income -- net .............................................    $     789,230
            Accumulated realized capital losses -- net .........................................       (9,973,290)
            Unrealized appreciation -- net .....................................................       15,072,502
                                                                                                    -------------
            Total accumulated earnings -- net ..................................................                          5,888,442
                                                                                                                      -------------
            Total capital -- Equivalent to $18.47 per share based on 3,738,080
              shares of Common Stock outstanding (market price -- $17.21) ......................                      $  69,025,714
                                                                                                                      =============

      See Notes to Financial Statements.


          S&P 500(R) GEARED(SM) FUND INC.          DECEMBER 31, 2007          11

Statement of Operations

For the Year Ended December 31, 2007
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
            Dividends (including $7,105 from affiliates) .......................................                      $   1,424,965
            Interest ...........................................................................                            499,747
                                                                                                                      -------------
            Total income .......................................................................                          1,924,712
                                                                                                                      -------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
            Investment advisory fees ...........................................................    $     640,222
            Interest expense ...................................................................          295,707
            Directors' fees and expenses .......................................................           59,391
            Professional fees ..................................................................           44,930
            Transfer agent fees ................................................................           27,361
            Printing and shareholder reports ...................................................           24,842
            Accounting services ................................................................           22,065
            Repurchase offer ...................................................................           15,258
            Custodian fees .....................................................................           15,177
            Other ..............................................................................            5,787
                                                                                                    -------------
            Total expenses .....................................................................                          1,150,740
                                                                                                                      -------------
            Investment income -- net ...........................................................                            773,972
                                                                                                                      -------------
===================================================================================================================================
Realized & Unrealized Gain (Loss) -- Net
-----------------------------------------------------------------------------------------------------------------------------------
            Realized gain (loss) on:
                Investments (including $3,100 from affiliates) -- net ..........................       18,374,182
                Financial futures contracts -- net .............................................          120,833
                Options written -- net .........................................................      (14,240,160)        4,254,855
                                                                                                    -------------
            Change in unrealized appreciation/depreciation on:
                Investments -- net .............................................................       (3,681,510)
                Financial futures contracts -- net .............................................         (117,791)
                Options written -- net .........................................................        5,164,912         1,365,611
                                                                                                    -------------------------------
            Total realized and unrealized gain -- net ..........................................                          5,620,466
                                                                                                                      -------------
            Net Increase in Net Assets Resulting from Operations ...............................                      $   6,394,438
                                                                                                                      =============

      See Notes to Financial Statements.


12          S&P 500(R) GEARED(SM) FUND INC.          DECEMBER 31, 2007

Statements of Changes in Net Assets

                                                                                                           For the Year Ended
                                                                                                              December 31,
                                                                                                    -------------------------------
Increase (Decrease) in Net Assets:                                                                       2007             2006
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
            Investment income -- net ...........................................................    $     773,972     $     808,456
            Realized gain -- net ...............................................................        4,254,855         7,656,239
            Change in unrealized appreciation/depreciation -- net ..............................        1,365,611         4,509,422
                                                                                                    -------------------------------
            Net increase in net assets resulting from operations ...............................        6,394,438        12,974,117
                                                                                                    -------------------------------
===================================================================================================================================
Dividends & Distributions to Shareholders
-----------------------------------------------------------------------------------------------------------------------------------
            Investment income -- net ...........................................................         (818,543)               --
            Realized gain -- net ...............................................................       (9,588,789)      (10,387,927)
                                                                                                    -------------------------------
            Net decrease in net assets resulting from dividends and distributions
              to shareholders ..................................................................      (10,407,332)      (10,387,927)
                                                                                                    -------------------------------
===================================================================================================================================
Common Stock Transactions
-----------------------------------------------------------------------------------------------------------------------------------
            Net redemption of Common Stock resulting from a repurchase offer
              (including $29,511 and $13,116 of repurchase fees, respectively) .................       (4,188,616)      (28,501,198)
                                                                                                    -------------------------------
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Total decrease in net assets .......................................................       (8,201,510)      (25,915,008)
            Beginning of year ..................................................................       77,227,224       103,142,232
                                                                                                    -------------------------------
            End of year* .......................................................................    $  69,025,714     $  77,227,224
                                                                                                    ===============================
              * Undistributed investment income -- net .........................................    $     789,230     $     818,543
                                                                                                    ===============================

      See Notes to Financial Statements.


          S&P 500(R) GEARED(SM) FUND INC.          DECEMBER 31, 2007          13

Financial Highlights

                                                                                                   For the Period    For the Period
                                                                        For the Year Ended           October 1,        November 1,
                                                                           December 31,               2005 to           2004+ to
The following per share data and ratios have been derived         ----------------------------      December 31,      September 30,
from information provided in the financial statements.                2007             2006            2005@@             2005
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
            Net asset value, beginning of period .............    $     19.63      $     19.66      $     21.27       $     19.10
                                                                  -----------------------------------------------------------------
            Investment income -- net*** ......................            .20              .16              .04               .20
            Realized and unrealized gain -- net ..............           1.42             2.45              .70              2.10
                                                                  -----------------------------------------------------------------
            Total from investment operations .................           1.62             2.61              .74              2.30
                                                                  -----------------------------------------------------------------
            Less dividends and distributions:
                Investment income -- net .....................           (.22)              --             (.19)             (.09)
                Realized gain -- net .........................          (2.56)           (2.64)           (2.16)               --
                                                                  -----------------------------------------------------------------
            Total dividends and distributions ................          (2.78)           (2.64)           (2.35)             (.09)
                                                                  -----------------------------------------------------------------
            Offering costs resulting from the issuance
              of Common Stock ................................             --               --               --              (.04)
                                                                  -----------------------------------------------------------------
            Net asset value, end of period ...................    $     18.47      $     19.63      $     19.66       $     21.27
                                                                  =================================================================
            Market price per share, end of period ............    $     17.21      $     18.76      $     18.85       $     20.38
                                                                  =================================================================
===================================================================================================================================
Total Investment Return**
-----------------------------------------------------------------------------------------------------------------------------------
            Based on net asset value per share ...............           8.76%           13.88%          4.18%@           11.90%@
                                                                  =================================================================
            Based on market price per share ..................           6.04%           13.51%          4.25%@            2.39%@
                                                                  =================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Expenses, excluding interest expense .............           1.08%            1.20%            1.29%*            1.07%*
                                                                  =================================================================
            Expenses .........................................           1.45%            1.34%            1.29%*            1.13%*
                                                                  =================================================================
            Investment income -- net .........................            .97%             .78%             .76%*            1.10%*
                                                                  =================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period (in thousands) .........    $    69,026      $    77,227      $   103,142       $   148,787
                                                                  =================================================================
            Portfolio turnover ...............................              4%               5%               1%                5%
                                                                  =================================================================

*     Annualized.
** Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.
***   Based on average shares outstanding.
+     Commencement of operations.
@     Aggregate total investment return.
@@    Effective October 1, 2005, the Fund changed its year end date to December
      31.

      See Notes to Financial Statements.


14          S&P 500(R) GEARED(SM) FUND INC.          DECEMBER 31, 2007

Notes to Financial Statements

1. Significant Accounting Policies:

S&P 500(R) GEARED(SM) Fund Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company with a fixed term of approximately five years. The Fund's termination date is on or after December 15, 2009. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. The Fund determines and makes available for publication the net asset value of its Common Stock on a daily basis. The Fund's Common Stock shares are listed on the New York Stock Exchange ("NYSE") under the symbol GRE. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Equity securities held by the Fund that are traded on stock exchanges or the NASDAQ Global Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors of the Fund. Long positions traded in over-the-counter ("OTC") markets, NASDAQ Capital Market or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Fund. Short positions traded in the OTC markets are valued at the last available asked price. Portfolio securities that are traded both in the OTC markets and on a stock exchange are valued according to the broadest and most representative market.

Effective September 4, 2007, exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade and previously were valued at the last sales price. In the case of options traded in the OTC market, valuation is the last asked price (options written) or the last bid price (options purchased). Swap agreements are valued based upon quoted fair valuations received daily by the Fund from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the investment adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Fund employs pricing services to provide certain securities prices for the Fund. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including valuations furnished by the pricing services retained by the Fund, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Fund's Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Fund.

Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates will generally be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund's net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Fund's Board of Directors or by the investment adviser using a pricing service and/or procedures approved by the Fund's Board of Directors.

(b) Derivative financial instruments -- The Fund will engage in various portfolio investment strategies both to enhance its returns or as a proxy for a direct investment in securities underlying the Fund's index. Losses may arise due to changes in the value of the contract due to an unfavorable change in the price of the underlying security or index, or if the counterparty does not perform under the contract. The counterparty, for certain instruments, may pledge cash or securities as collateral.

o Options -- The Fund will purchase and write call options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related


          S&P 500(R) GEARED(SM) FUND INC.          DECEMBER 31, 2007          15
      premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).When cash is received as collateral for purchased options, the Fund may pay interest to the option writer. Alternatively, the counterparty may pledge securities as collateral. Written and purchased options are non-income producing investments.

o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits, and maintains as collateral, such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(e) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Recent accounting pronouncements -- Effective June 29, 2007, the Fund implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 does not have a material impact on the Fund's financial statements. The Fund files U.S. and various state tax returns. No income tax returns are currently under examination. All tax years of the Fund are open at this time.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact of the Fund's financial statement disclosures, if any, is currently being assessed.

(g) Reclassification -- U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, during the current year, $15,258 has been reclassified between paid in capital in excess of par and accumulated distributions in excess of net investment income as a result of permanent differences attributable to non-deductible expenses. This reclassification has no effect on net assets or net asset values per share.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory and Management Agreement with IQ Investment Advisors LLC


16          S&P 500(R) GEARED(SM) FUND INC.          DECEMBER 31, 2007

Notes to Financial Statements (concluded)

("IQ" or the "Advisor"), an indirect subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."). IQ is responsible for the investment advisory, management and administrative services to the Fund. In addition, IQ provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate equal to .82% of the average daily value of the Fund's net assets plus borrowings for leverage and other investment purposes. In addition, IQ has entered into a Subadvisory Agreement with BlackRock Investment Management, LLC (the "Subadviser"), an indirect, wholly owned subsidiary of BlackRock, Inc. ("BlackRock"), pursuant to which the Subadviser provides certain investment advisory services to IQ with respect to the Fund. For such services, IQ pays the Subadviser a monthly fee at an annual rate equal to .35% of the average daily value of the Fund's net assets plus borrowings for leverage and other investment purposes. There is no increase in the aggregate fees paid by the Fund for these services.

IQ has entered into an Administration Agreement with Princeton Administrators, LLC (the "Administrator"). The Administration Agreement provides that IQ pays the Administrator a fee from its investment advisory fee at an annual rate equal to .12% of the average daily value of the Fund's net assets plus borrowings for leverage and other investment purposes for the performance of administrative and other services necessary for the operation of the Fund. There is no increase in the aggregate fees paid by the Fund for these services. The Administrator is an indirect subsidiary of BlackRock. ML & Co. is a principal owner of BlackRock.

In addition, Merrill Lynch, Pierce, Fenner & Smith Incorporated, an affiliate of IQ, received $445 in commissions on the execution of portfolio security transactions for the Fund for the year ended December 31, 2007.

Certain officers of the Fund are officers and/or directors of IQ, ML & Co., BlackRock or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2007 were $3,032,011 and $13,236,336, respectively.

Transactions in options written for the year ended December 31, 2007 were as follows:

--------------------------------------------------------------------------------
                                                                       Number of
                                                                       Contracts
--------------------------------------------------------------------------------
Outstanding call options written,
  beginning of year ...............................................     165,261
Options written ...................................................     142,588
Options closed ....................................................    (168,541)
                                                                       --------
Outstanding call options written,
  end of year .....................................................     139,308
                                                                       ========

4. Common Stock Transactions:

The Fund is authorized to issue 100,000,000 shares of stock, par value $.001 per share, all of which were initially classified as Common Stock. The Board of Directors is authorized, however, to classify and reclassify any unissued shares of capital stock without approval of the holders of Common Stock.

Shares issued and outstanding during the years ended December 31, 2007 and December 31, 2006 decreased by 196,741 and 1,311,606, respectively, as a result of repurchase offers.

Subject to the approval of the Board of Directors, the Fund will make offers to repurchase its shares at annual (approximately 12-month) intervals. The shares tendered in the repurchase offer will be subject to a repurchase fee retained by the Fund to compensate the Fund for expenses directly related to the repurchase offer.

With regard to repurchase fees, IQ will reimburse the Fund for the cost of expenses paid in excess of 2% of the value of the shares that are repurchased.

5. Distributions to Shareholders:

The tax character of distributions paid during the fiscal years ended December 31, 2007 and December 31, 2006 was as follows:

--------------------------------------------------------------------------------
                                                      12/31/2007      12/31/2006
--------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income ................................    $ 7,554,741    $ 2,459,562
  Long-term capital gains ........................      2,852,591      7,928,365
                                                      --------------------------
Total distributions ..............................    $10,407,332    $10,387,927
                                                      ==========================

As of December 31, 2007 the components of accumulated earnings on a tax basis were as follows:

------------------------------------------------------------------------------
Undistributed ordinary income -- net ..........................    $ 3,811,483
Undistributed long-term capital gains -- net ..................      4,073,338
                                                                   -----------
Total undistributed earnings -- net ...........................      7,884,821
Capital loss carryforward .....................................             --
Unrealized losses -- net ......................................     (1,996,379)*
                                                                   -----------
Total accumulated earnings -- net .............................    $ 5,888,442
                                                                   ===========

* The difference between book-basis and tax-basis net unrealized losses is attributable primarily to the tax deferral of losses on wash sales, the tax deferral of losses on straddles and the realization for tax purposes of unrealized gains (losses) on certain financial futures contracts.


          S&P 500(R) GEARED(SM) FUND INC.          DECEMBER 31, 2007          17

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of S&P 500(R) GEARED(SM) Fund Inc.:

We have audited the accompanying statement of assets, liabilities and capital, including the schedule of investments, of S&P 500(R) GEARED(SM) Fund Inc. as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the respective periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of S&P 500(R) GEARED(SM) Fund Inc. as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the respective periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, NJ
February 29, 2008

Fund Certification (Unaudited)

In May 2007, the Fund filed its Chief Executive Officer Certification for the prior year with the New York Stock Exchange pursuant to Section 303A.12(a) of the New York Stock Exchange Corporate Governance Listing Standards.

The Fund's Chief Executive Officer and Chief Financial Officer Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 were filed with the Fund's Form N-CSR and are available on the Securities and Exchange Commission's website at http://www.sec.gov.

Important Tax Information (Unaudited)

The following information is provided with respect to the ordinary income distribution paid by S&P 500(R) GEARED(SM) Fund Inc. to shareholders of record on November 20, 2007:

--------------------------------------------------------------------------------
Short-Term Capital Gain Dividends for Non-U.S. Residents ..........     89.16%*
--------------------------------------------------------------------------------
* Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

Additionally, the Fund distributed long-term capital gains of $.318978 per share and $.444138 per share to shareholders of record on November 20, 2007 and December 20, 2007, respectively.


18          S&P 500(R) GEARED(SM) FUND INC.          DECEMBER 31, 2007

Automatic Dividend Reinvestment Plan

How the Plan Works -- The Fund offers a Dividend Reinvestment Plan (the "Plan") under which income and capital gains dividends paid by the Fund are automatically reinvested in additional shares of Common Stock of the Fund. The Plan is administered on behalf of the shareholders by The Bank of New York Mellon (the "Plan Agent"). Under the Plan, whenever the Fund declares a dividend, participants in the Plan will receive the equivalent in shares of Common Stock of the Fund. The Plan Agent will acquire the shares for the participant's account either (i) through receipt of additional unissued but authorized shares of the Fund ("newly issued shares") or (ii) by purchase of outstanding shares of Common Stock on the open market on the New York Stock Exchange or elsewhere. If, on the dividend payment date, the Fund's net asset value per share is equal to or less than the market price per share plus estimated brokerage commissions (a condition often referred to as a "market premium"), the Plan Agent will invest the dividend amount in newly issued shares. If the Fund's net asset value per share is greater than the market price per share (a condition often referred to as a "market discount"), the Plan Agent will invest the dividend amount by purchasing on the open market additional shares. If the Plan Agent is unable to invest the full dividend amount in open market purchases, or if the market discount shifts to a market premium during the purchase period, the Plan Agent will invest any uninvested portion in newly issued shares. The shares acquired are credited to each shareholder's account. The amount credited is determined by dividing the dollar amount of the dividend by either (i) when the shares are newly issued, the net asset value per share on the date the shares are issued or (ii) when shares are purchased in the open market, the average purchase price per share.

Participation in the Plan -- Participation in the Plan is automatic, that is, a shareholder is automatically enrolled in the Plan when he or she purchases shares of Common Stock of the Fund unless the shareholder specifically elects not to participate in the Plan. Shareholders who elect not to participate will receive all dividend distributions in cash. Shareholders who do not wish to participate in the Plan must advise the Plan Agent in writing (at the address set forth below) that they elect not to participate in the Plan. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by writing to the Plan Agent.

Benefits of the Plan -- The Plan provides an easy, convenient way for shareholders to make additional, regular investments in the Fund. The Plan promotes a long-term strategy of investing at a lower cost. All shares acquired pursuant to the Plan receive voting rights. In addition, if the market price plus commissions of the Fund's shares is above the net asset value, participants in the Plan will receive shares of the Fund for less than they could otherwise purchase them and with a cash value greater than the value of any cash distribution they would have received. However, there may not be enough shares available in the market to make distributions in shares at prices below the net asset value. Also, since the Fund does not redeem shares, the price on resale may be more or less than the net asset value.

Plan Fees -- There are no enrollment fees or brokerage fees for participating in the Plan. The Plan Agent's service fees for handling the reinvestment of distributions are paid for by the Fund. However, brokerage commissions may be incurred when the Fund purchases shares on the open market and shareholders will pay a pro rata share of any such commissions.

Tax Implications -- The automatic reinvestment of dividends and distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. Therefore, income and capital gains may still be realized even though shareholders do not receive cash. Participation in the Plan generally will not affect the tax-exempt status of exempt interest dividends paid by the Fund. If, when the Fund's shares are trading at a market premium, the Fund issues shares pursuant to the Plan that have a greater fair market value than the amount of cash reinvested, it is possible that all or a portion of the discount from the market value (which may not exceed 5% of the fair market value of the Fund's shares) could be viewed as a taxable distribution. If the discount is viewed as a taxable distribution, it is also possible that the taxable character of this discount would be allocable to all the shareholders, including shareholders who do not participate in the Plan. Thus, shareholders who do not participate in the Plan might be required to report as ordinary income a portion of their distributions equal to their allocable share of the discount.

Contact Information -- All correspondence concerning the Plan, including any questions about the Plan, should be directed to the Plan Agent at BNY Mellon Shareowner Services, P.O. Box 358035, Pittsburgh, PA 15252-8035, Telephone:
877-296-3711.


          S&P 500(R) GEARED(SM) FUND INC.          DECEMBER 31, 2007          19

Directors and Officers

                                                                                                     Number of
                                                                                                     IQ Advisors-
                                                                                                     Affiliate
                                                                                                     Advised Funds   Other Public
                           Position(s)   Length of                                                   and Portfolios  Directorships
                           Held with     Time                                                        Overseen By     Held by
Name        Address & Age  Fund          Served**  Principal Occupation(s) During Past 5 Years       Director        Director
====================================================================================================================================
Non-Interested Directors*
------------------------------------------------------------------------------------------------------------------------------------
Paul        P.O. Box 9095  Director &    2004 to   Professor, Columbia University Business School    11              None
Glasserman  Princeton, NJ  Chairman of   present   since 1991; Senior Vice Dean since July 2004.
            08543-9095     the Audit
            Age: 45        Committee
------------------------------------------------------------------------------------------------------------------------------------
Steven W.   P.O. Box 9095  Director &    2005 to   Retired since August 2002; Managing Director,     11              Ametek, Inc.
Kohlhagen   Princeton, NJ  Chairman of   present   Wachovia National Bank and its predecessors
            08543-9095     Nominating              (1992 - 2002).
            Age: 60        & Corporate
                           Governance
                           Committee
------------------------------------------------------------------------------------------------------------------------------------
William J.  P.O. Box 9095  Director &    2004 to   Retired since November 2004; Chairman and         11              None
Rainer      Princeton, NJ  Chairman of   present   Chief Executive Officer, OneChicago, LLC, a
            08543-9095     the Board               designated contract market (2001 - 2004);
            Age: 61                                Chairman, U.S. Commodity Futures
                                                   Trading Commission (1999 - 2001).
------------------------------------------------------------------------------------------------------------------------------------
Laura S.    P.O. Box 9095  Director      2007 to   Independent Consultant; Commissioner of the       11              CA, Inc.
Unger       Princeton, NJ                present   Securities and Exchange Commission (1997 -                        (software) and
            08543-9095                             2002), including Acting Chairperson of the SEC                    Ambac Financial
            Age: 46                                from February to August 2001; Regulatory Expert                   Group, Inc.
                                                   for CNBC (2002 - 2003).
            ------------------------------------------------------------------------------------------------------------------------
            *     Each of the Non-Interested Directors is a member of the Audit Committee and the Nominating and Corporate
                  Governance Committee.
            **    Each Director will serve for a term of one year and until his successor is elected and qualifies, or his earlier death, resignation or removal as provided in the Fund's Bylaws, charter or by statute.


20          S&P 500(R) GEARED(SM) FUND INC.          DECEMBER 31, 2007

Directors and Officers (concluded)

                           Position(s)   Length of
                           Held with     Time
Name        Address & Age  Fund          Served    Principal Occupation(s) During Past 5 Years
====================================================================================================================================
Fund Officers*
------------------------------------------------------------------------------------------------------------------------------------
Mitchell    P.O. Box 9011  President     2004 to   IQ Investment Advisors LLC, President since April 2004; MLPF&S, Managing
M. Cox      Princeton, NJ                present   Director, Head of Global Investments & Insurance Solutions and Head of Global
            08543-9011                             Alternative Investments since 2008; MLPF&S, Managing Director, Head of Financial
            Age: 42                                Products Group since 2007; Head of Global Wealth Management Market Investments &
                                                   Origination (2003 - 2007); MLPF&S, FAM Distributors ("FAMD"), Director since
                                                   2006; IQ Financial Products LLC, Director since 2006.
------------------------------------------------------------------------------------------------------------------------------------
Justin C.   P.O. Box 9011  Vice          2005 to   IQ Investment Advisors LLC, Vice President since 2005; MLPF&S, Managing
Ferri       Princeton, NJ  President     present   Director, Structured and Alternative Solutions since 2008; MLPF&S, Director,
            08543-9011                             Structured and Alternative Solutions in 2007; Director, Global Wealth Management
            Age: 32                                Market Investments & Origination (2005 - 2007); MLPF&S, Vice President, Global
                                                   Private Client Market Investments & Origination (2005); MLPF&S, Vice President,
                                                   Head of Global Private Client Rampart Equity Derivatives (2004 - 2005); MLPF&S,
                                                   Vice President, Co-Head Global Private Client Domestic Analytic Development
                                                   (2002 - 2004); mPower Advisors LLC, Vice President, Quantitative Development
                                                   (1999 - 2002).
------------------------------------------------------------------------------------------------------------------------------------
Donald C.   P.O. Box 9011  Vice          2004 to   IQ Investment Advisors LLC, Secretary and Treasurer (2004 - March 2007);
Burke       Princeton, NJ  President     present   BlackRock, Inc., Managing Director since 2006; Merrill Lynch Investment
            08543-9011     and                     Managers, L.P. ("MLIM") and Fund Asset Management ("FAM") Managing Director
            Age: 47        Secretary               (2006); MLIM and FAM, First Vice President (1997 - 2005) and Treasurer (1999 -
                                                   2006); Princeton Services, Inc., Senior Vice President and Treasurer (1999 -
                                                   2006).
------------------------------------------------------------------------------------------------------------------------------------
James E.    P.O. Box 9011  Vice          2007 to   IQ Investment Advisors LLC, Treasurer since March 2007; MLPF&S, Director,
Hillman     Princeton, NJ  President     present   Structured and Alternative Solutions since 2007; Director, Global Wealth
            08543-9011     and                     Management Market Investments & Origination (September 2006 - 2007); Managed
            Age: 50        Treasurer               Account Advisors LLC, Vice President and Treasurer since November 2006;
                                                   Director, Citigroup Alternative Investments Tax Advantaged Short Term Fund in
                                                   2006; Director, Korea Equity Inc. Fund in 2006; Independent Consultant, January
                                                   to September 2006; Managing Director, The Bank of New York, Inc. (1999 - 2006).
------------------------------------------------------------------------------------------------------------------------------------
Catherine   P.O. Box 9011  Chief         2007 to   IQ Investment Advisors LLC, Chief Compliance Officer since April 2007; Merrill
A.          Princeton, NJ  Compliance    present   Lynch & Co., Inc., Director, Corporate Compliance since September 2007;
Johnston    08543-9011     Officer                 BlackRock, Inc., Director (2006 - 2007); MLIM, Director (2003 - 2006), Vice
            Age: 53                                President (1998 - 2003).
------------------------------------------------------------------------------------------------------------------------------------
Martin G.   P.O. Box 9011  Chief         2006 to   IQ Investment Advisors LLC, Chief Legal Officer since June 2006; Merrill Lynch &
Byrne       Princeton, NJ  Legal         present   Co., Inc., Office of General Counsel, Managing Director since 2006, First Vice
            08543-9011     Officer                 President (2002 - 2006), Director (2000 - 2002); Managed Account Advisors LLC,
            Age: 45                                Chief Legal Officer since November 2006; FAMD, Director since 2006.
------------------------------------------------------------------------------------------------------------------------------------
Jay M.      P.O. Box 9011  Vice          2005 to   IQ Investment Advisors LLC, Vice President (2005 - March 2007); BlackRock, Inc.,
Fife        Princeton, NJ  President     present   Managing Director since 2007; BlackRock, Inc., Director in 2006; MLIM, Director
            08543-9011                             (2000 - 2006); MLPF&S, Director (2000) and Vice President (1997 - 2000).
            Age: 37
------------------------------------------------------------------------------------------------------------------------------------
Colleen R.  P.O. Box 9011  Vice          2005 to   IQ Investment Advisors LLC, Chief Administrative Officer and Secretary since
Rusch       Princeton, NJ  President     present   2007, Vice President since 2005; MLPF&S, Director, Structured and Alternative
            08543-9011     and                     Solutions since 2007; MLPF&S, Director, Global Wealth Management Market
            Age: 40        Assistant               Investments & Origination (2005 - 2007); MLIM, Director from January 2005 to
                           Secretary               July 2005; Vice President of MLIM (1998 - 2004).
            ------------------------------------------------------------------------------------------------------------------------
            *     Officers of the Fund serve at the pleasure of the Board of Directors.
------------------------------------------------------------------------------------------------------------------------------------

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

BNY Mellon Shareowner Services
480 Washington Boulevard
Jersey City, NJ 07310

NYSE Symbol

GRE


          S&P 500(R) GEARED(SM) FUND INC.          DECEMBER 31, 2007          21

Fundamental Periodic Repurchase Policy

The Board of Directors approved a fundamental policy whereby the Fund would adopt an "interval fund" structure pursuant to Rule 23c-3 under the Investment Company Act of 1940 (the "1940 Act"), as amended. As an interval fund, the Fund will make annual repurchase offers at net asset value (less repurchase fee not to exceed 2%) to all Fund shareholders. The percentage of outstanding shares that the Fund can repurchase in each offer will be established by the Fund's Board of Directors shortly before the commencement of each offer, and will be between 5% and 25% of the Fund's then outstanding shares.

The Fund has adopted the following fundamental policy regarding periodic repurchases:

a) The Fund will make offers to repurchase its shares at annual (approximately 12-month) intervals pursuant to Rule 23c-3 under the 1940 Act ("Offers"). The Board of Directors may place such conditions and limitations on an Offer, as may be permitted under Rule 23c-3.

b) The repurchase request deadline for each Offer, by which the Fund must receive repurchase requests submitted by shareholders in response to the most recent Offer, will be determined by reference to the exercise date of the call spreads and written call options that comprise the Fund's transactions (as described in the Fund's prospectus) for an annual period; and will be the fourteenth day prior to such exercise date; provided that, in the event that such day is not a business day, the repurchase request deadline will be the business day subsequent to the fourteenth day prior to the exercise date of the call spreads and written call options (the "Repurchase Request Deadline").

c) The maximum number of days between a Repurchase Request Deadline and the next repurchase pricing date will be fourteen days; provided that if the fourteenth day after a Repurchase Request Deadline is not a business day, the repurchase pricing date shall be the next business day (the "Repurchase Pricing Date").

d) Offers may be suspended or postponed under certain circumstances, as provided for in Rule 23c-3. (For further details, see Note 4 to the Financial Statements.)

Under the terms of the Offer for the most recent annual period, the Fund offered to purchase up to 196,741 shares from shareholders at an amount per share equal to the Fund's net asset value per share calculated as of the close of business of the New York Stock Exchange on November 5, 2007, ten business days after Monday, October 22, 2007, the Repurchase Request Deadline. As of November 5, 2007, 196,741 shares, or 5% of the Fund's outstanding shares, were repurchased by the Fund at $21.44 per share (subject to a repurchase fee of 0.71% of the net asset value per share), the Fund's net asset value per share was determined as of 4:00 p.m. EST, Friday, November 5, 2007.


22          S&P 500(R) GEARED(SM) FUND INC.          DECEMBER 31, 2007

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this website at http://www.icsdelivery.com/live and follow the instructions.

When you visit this site, you will obtain a personal identification number
(PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.

Contact Information

For more information regarding the Fund, please visit www.IQIAFunds.com or contact us at 1-877-449-4742.


          S&P 500(R) GEARED(SM) FUND INC.          DECEMBER 31, 2007          23

  [LOGO]
    IQ
INVESTMENT
 ADVISORS                                                      www.IQIAFunds.com

S&P 500(R) GEARED(SM) Fund Inc. seeks to provide total returns, exclusive of fees and expenses of the Fund, linked to the annual performance of the S&P 500(R) Composite Stock Price Index.

This report, including the financial information herein, is transmitted to shareholders of S&P 500(R) GEARED(SM) Fund Inc. for their information. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge at www.IQIAFunds.com/proxyvoting.asp or upon request by calling toll-free 1-877-449-4742 or through the Securities and Exchange Commission's website at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.IQIAFunds.com/proxyvoting.asp; and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

S&P 500(R) GEARED(SM) Fund Inc.
P.O. Box 9011
Princeton, NJ 08543-9011

                                                                 #IQGRE -- 12/07

Item 2 - Code of Ethics - The registrant (or the "Fund") has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge upon request by calling toll-free 1-877-449-4742.

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and
            (ii) each audit committee financial expert is independent: (1) Alan
            R. Batkin (resigned as of February 22, 2007) and (2) Steven W. Kohlhagen.

            Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 -    Principal Accountant Fees and Services

----------------------------------------------------------------------------------------------------------------------------------
                         (a) Audit Fees          (b) Audit-Related Fees(1)        (c) Tax Fees(2)            (d) All Other Fees
----------------------------------------------------------------------------------------------------------------------------------
                      Current      Previous        Current      Previous        Current      Previous        Current      Previous
                    Fiscal Year     Fiscal       Fiscal Year     Fiscal       Fiscal Year     Fiscal       Fiscal Year     Fiscal
Registrant Name         End        Year End          End        Year End          End        Year End          End        Year End
----------------------------------------------------------------------------------------------------------------------------------
S&P 500(R)
GEARED(SM)
Fund Inc.             $29,100      $29,100           $0            $0           $8,500        $7,500          $0             $0
----------------------------------------------------------------------------------------------------------------------------------

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services include tax compliance, tax advice and tax planning.

            (e)(1) Audit Committee Pre-Approval Policies and Procedures:

                  The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are
            a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

            (e)(2) None of the services described in each of Items 4(b) through
            (d) were approved by the audit committee pursuant to paragraph
            (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

            (f) Not Applicable

            (g) Affiliates' Aggregate Non-Audit Fees:

            --------------------------------------------------------------------
                                               Current Fiscal    Previous Fiscal
                 Registrant Name                  Year End           Year End
            --------------------------------------------------------------------
            S&P 500(R) GEARED(SM) Fund Inc.      $2,102,500         $1,968,500
            --------------------------------------------------------------------

            (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant's investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
            (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

            Regulation S-X Rule 2-01(c)(7)(ii) - $0, 0%

Item 5 - Audit Committee of Listed Registrants - The following individuals are members of the registrant's separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)):

            Alan R. Batkin (resigned as of February 22, 2007)
            Steven W. Kohlhagen
            Paul Glasserman
            William J. Rainer
            Laura S. Unger (effective September 12, 2007)

Item 6 - Schedule of Investments - The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - The registrant has delegated the voting of proxies relating to its voting securities to its investment sub-adviser, BlackRock Advisors, LLC (the "Sub-adviser" or "BlackRock"). The Proxy Voting Policies and Procedures of the Sub-adviser (the "Proxy Voting Policies") are attached as an Exhibit hereto.

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - as of December 31, 2007.

            (a)(1) S&P 500(R) GEARED(SM) Fund Inc. is managed by Jonathan A. Clark, Managing Director at BlackRock and Debra L. Jelilian, Director at BlackRock. Each is a member of BlackRock's Quantitative Investments team. Mr. Clark and Ms. Jelilian are jointly responsible for the day-to-day management of the Fund's portfolio and the selection of its investments. Mr. Clark has been one of the Fund's portfolio managers since 2005 and Ms. Jelilian has been one of the Fund's portfolio managers since 2004.

            Mr. Clark joined BlackRock in 2006. Mr. Clark was a Director at BlackRock from 2006 to 2007. Prior to joining BlackRock, he was a Director of Merrill Lynch Investment Managers, L.P. ("MLIM") from 1999 to 2006. At MLIM, he was a member of the Quantitative Investments team, responsible for managing arbitrage and derivative strategies for enhanced and structured portfolios. He also managed a commodities futures portfolio, and was a member of the Quantitative Investment Committee.

            Ms. Jelilian joined BlackRock in 2006. Prior to joining BlackRock, she was a Director at MLIM from 1999 to 2006. At MLIM, she was a member of the Quantitative Investments team, responsible for the management of MLIM's equity index portfolios and leading MLIM's transition management efforts in the Americas. She was also a member of the Quantitative Investment Committee.

            (a)(2) As of December 31, 2007:

            -----------------------------------------------------------------------------------------------------------------------
                                                                                             (iii) Number of Other Accounts and
                                      (ii) Number of Other Accounts Managed                     Assets for Which Advisory Fee is
                                           and Assets by Account Type                                 Performance-Based
            -----------------------------------------------------------------------------------------------------------------------
                                    Other             Other                                 Other         Other
              (i) Name of         Registered          Pooled                              Registered     Pooled
               Portfolio          Investment        Investment          Other             Investment    Investment        Other
                Manager           Companies          Vehicles          Accounts           Companies      Vehicles        Accounts
            -----------------------------------------------------------------------------------------------------------------------
            Jonathan A. Clark         9                 5                  0                  0             0               0
            -----------------------------------------------------------------------------------------------------------------------
                                $3,365,772,590   $1,243,653,307           $0                 $0            $0              $0
            -----------------------------------------------------------------------------------------------------------------------
            Debra L. Jelilian         25               18                 22                  0             0               1
            -----------------------------------------------------------------------------------------------------------------------
                               $24,716,254,507   $10,597,337,547   $35,513,726,340           $0            $0        $3,563,742,267
            -----------------------------------------------------------------------------------------------------------------------

            (iv) Potential Material Conflicts of Interest

            BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Fund. In addition, BlackRock, its affiliates and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Fund. BlackRock, or any of its affiliates, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock's (or its affiliates') officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Fund. In this connection, it should be noted that Ms. Jelilian currently manages certain accounts that are subject to performance fees. In addition, certain portfolio managers may assist in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred. Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

            As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.

            (a)(3) As of December 31, 2007:

            Portfolio Manager Compensation Overview

            BlackRock's financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock such as its Long-Term Retention and Incentive Plan.

            Base compensation. Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm. Senior portfolio managers who perform additional management functions within the portfolio management group or within BlackRock may receive additional compensation for serving in these other capacities.

            Discretionary Incentive Compensation

            Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager's group within BlackRock, the investment performance, including risk-adjusted returns, of the firm's assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual's seniority, role within the portfolio management team, teamwork and contribution to the overall performance of these portfolios and BlackRock. In most cases, including for the portfolio managers of the Fund, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts managed by the portfolio managers are measured. BlackRock's Chief Investment Officers determine the benchmarks against which to compare the performance of funds and other accounts managed by each portfolio manager and the period of time over which performance is evaluated. With respect to the portfolio managers, such benchmarks for the Fund include the following:

            --------------------------------------------------------------------
            Portfolio Manager       Benchmarks Applicable to Each Manager
            --------------------------------------------------------------------
            Jonathan A. Clark       A combination of market-based indices (e.g.,
                                    The S&P 500(R) Index, MSCI World Index),
                                    certain customized indices and certain fund
                                    industry peer groups.
            --------------------------------------------------------------------
            Debra L. Jelilian       A combination of market-based indices (e.g.,
                                    The S&P 500(R) Index), certain customized
                                    indices and certain fund industry peer
                                    groups.
            --------------------------------------------------------------------

            BlackRock's Chief Investment Officers make a subjective determination with respect to the portfolio manager's compensation based on the performance of the funds and other accounts managed by each portfolio manager relative to the various benchmarks noted above. Performance is measured on both a pre-tax basis over various time periods including 1, 3 and 5-year periods, as applicable.

            Distribution of Discretionary Incentive Compensation

            Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. The BlackRock, Inc. restricted stock units, if properly vested, will be settled in BlackRock, Inc. common stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year "at risk" based on the Company's ability to sustain and improve its performance over future periods.

            Other compensation benefits. In addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

                  Long-Term Retention and Incentive Plan ("LTIP") --The LTIP is
            a long-term incentive plan that seeks to reward certain key employees. Beginning in 2006, awards are granted under the LTIP in the form of BlackRock, Inc. restricted stock units that, if properly vested and subject to the attainment of certain performance goals, will be settled in BlackRock, Inc. common stock. Mr. Clark and Ms. Jelilian have each received awards under the LTIP.

                  Deferred Compensation Program --A portion of the compensation paid to each portfolio manager may be voluntarily deferred by the portfolio manager into an account that tracks the performance of certain of the firm's investment products. Each portfolio manager is permitted to allocate his deferred amounts among various options, including to certain of the firm's hedge funds and other unregistered products. Every portfolio manager is eligible to participate in the deferred compensation program.

                  Incentive Savings Plans -- BlackRock, Inc. has created a
            variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP) and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3% of eligible compensation, plus an additional contribution of 2% for any year in which BlackRock has positive net operating income. The RSP offers a range of investment options, including registered investment companies managed by the firm. Company contributions follow the investment direction set by participants for their own contributions or absent, employee investment direction, are invested into a balanced portfolio. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000. Each portfolio manager is eligible to participate in these plans.

            (a)(4) Beneficial Ownership of Securities. As of December 31, 2007, neither Mr. Clark nor Ms. Jelilian beneficially owned any stock issued by the Fund.

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers -

            ------------------------------------------------------------------------------------------------------------------------
            Period                    (a) Total         (b) Average          (c) Total Number of           (d) Maximum Number (or
                                      Number of         Price Paid per       Shares Purchased as Part      Approx. Dollar Value) of
                                      Shares            Share                of Publicly Announced         Shares that May Yet Be
                                      Purchased                              Plans or Programs             Purchased Under the Plans
                                                                                                           or Programs
            ------------------------------------------------------------------------------------------------------------------------
            July 1-31, 2007
            ------------------------------------------------------------------------------------------------------------------------
            August 1-31, 2007
            ------------------------------------------------------------------------------------------------------------------------
            September 1-30, 2007
            ------------------------------------------------------------------------------------------------------------------------
            October 1-31, 2007
            ------------------------------------------------------------------------------------------------------------------------
            November 1-30, 2007        196,741           $21.44 (1)               196,741(2)                         0
            ------------------------------------------------------------------------------------------------------------------------
            December 1-31, 2007
            ------------------------------------------------------------------------------------------------------------------------
            Total:                     196,741           $21.44 (1)               196,741(2)                         0
            ------------------------------------------------------------------------------------------------------------------------

      (1) Subject to a repurchase fee of up to 0.71% of the net asset value per share.
      (2) On September 12, 2007, the repurchase offer was announced to repurchase up to 5% of outstanding shares. The expiration date of the offer was October 22, 2007. The registrant may conduct annual repurchases for between 5% and 25% of its outstanding shares pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended.

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating and Corporate Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - See Item 2

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

S&P 500(R) GEARED(SM) Fund Inc.


By: /s/ Mitchell M. Cox
    ---------------------------------
    Mitchell M. Cox
    Chief Executive Officer (principal executive officer) of
    S&P 500(R) GEARED(SM) Fund Inc.

Date: February 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mitchell M. Cox
    ---------------------------------
    Mitchell M. Cox
    Chief Executive Officer (principal executive officer) of
    S&P 500(R) GEARED(SM) Fund Inc.

Date: February 20, 2008


By: /s/ James E. Hillman
    ---------------------------------
    James E. Hillman
    Chief Financial Officer (principal financial officer) of
    S&P 500(R) GEARED(SM) Fund Inc.

Date: February 20, 2008